FINANCIAL INFORMATION OF PARENT COMPANY (CONDENSED STATEMENT OF CASH FLOWS) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (138,384)	$ (18,957)	¥ (222,776)	¥ (610,374)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss	10,213	1,399	8,530	32,384
Amortization of issuance cost of convertible senior notes	0	0	0	7,861
Income tax payable	12,193	1,670	(27,375)	(81,162)
Share of loss in equity method investment	24,658	3,378	(6,253)	3,586
Unrealized loss (gain) related to investments in equity investee	(4,851)	(665)	68,031	97,827
Gain from repurchase CB	0	0	0	(7,907)
Changes in other current liabilities	(94,278)	(12,917)	13,967	89,566
Fair value loss (gain) on financial instruments	(11,838)	(1,622)	(24,515)	364,758
Fair value change on contingent consideration payable	0	0	0	9,495
Share-based compensation	76,261	10,448	103,449	142,381
Net cash (used in) provided by operating activities	101,278	13,875	448,255	382,605
Cash flows from investing activities:
Net cash provided by (used in) investing activities	(817,606)	(112,012)	(340,372)	(1,306,661)
Cash flows from financing activities:
Repurchase of ordinary shares	(95,502)	(13,084)	0	(446,636)
Proceeds from sale of subsidiary's equity interest to Cainiao	0	0	0	101,189
Payment for short term loan	(1,864,500)	(255,435)	(1,721,039)	(1,375,847)
Purchase of subsidiaries	(24,220)	(3,318)	(32,491)	(7,224)
Net cash (used in) provided by financing activities	(19,737)	(2,704)	(8,033)	(1,650,402)
Net increase (decrease) in cash and cash equivalents	(736,065)	(100,841)	99,850	(2,574,458)
Cash, cash equivalents and restricted cash, beginning of year	2,352,295	331,314	2,245,724	4,699,764
Effect of exchange rate changes on cash and cash equivalents	28,084	(5,203)	6,721	120,418
Cash, cash equivalents and restricted cash, end of year	1,644,314	225,270	2,352,295	2,245,724
Supplemental disclosure of cash flow information:
Cash paid for interest	27,051	3,706	38,186	47,141
Cash paid for income tax	53,837	7,376	84,770	163,525
Parent Company
Cash flows from operating activities:
Net loss	(185,198)	(25,372)	(278,422)	(653,290)
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Exchange loss	27,554	3,775	29,245	85,795
Amortization of issuance cost of convertible senior notes	0	0	0	7,861
Equity in (loss)/income of subsidiaries and VIE	66,433	9,101	279,016	55,940
Income tax payable				(94,298)
Share of loss in equity method investment	21,855	2,994
Unrealized loss (gain) related to investments in equity investee	(15,030)	(2,059)	(65)	102,035
Gain from repurchase CB				(7,907)
Changes in other current liabilities	(15,665)	(2,146)	(3,412)	13,201
Fair value loss (gain) on financial instruments	(82)	(11)	(24,515)	364,758
Fair value change on contingent consideration payable				9,495
Share-based compensation	78,017	10,688
Net cash (used in) provided by operating activities	(22,116)	(3,030)	1,847	(116,410)
Cash flows from investing activities:
Loan to subsidiaries			(621,360)
Investments in, advance to, and repayment from subsidiaries and VIE, net	(100,985)	(13,835)	365,226	1,127,579
Short term investment	(177,585)	(24,329)	138,052	(138,052)
Net cash provided by (used in) investing activities	(278,570)	(38,164)	(118,082)	989,527
Cash flows from financing activities:
Proceeds from exercises of share options	164	22	1	3
Repurchase of ordinary shares	(95,502)	(13,084)	0	(446,636)
Proceeds from sale of subsidiary's equity interest to Cainiao				101,189
Payment for short term loan				(1,759,973)
Purchase of subsidiaries	(16,220)	(2,222)	(13,213)	(7,224)
Settle derivative liabilities with Cainiao			(73,988)
Net cash (used in) provided by financing activities	(111,558)	(15,284)	(87,200)	(2,112,641)
Net increase (decrease) in cash and cash equivalents	(412,244)	(56,478)	(203,435)	(1,239,524)
Cash, cash equivalents and restricted cash, beginning of year	566,912	79,848	783,543	1,894,125
Effect of exchange rate changes on cash and cash equivalents	(8,407)	(3,332)	(13,196)	128,942
Cash, cash equivalents and restricted cash, end of year	146,261	20,038	566,912	783,543
Supplemental disclosure of cash flow information:
Cash paid for interest				12,406
Cash paid for income tax				¥ 94,298